Government Loans (Details 1) - Loans [Member]	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
2022	$ 87,584
2023	87,584
2024	77,483
2025	58,728
2026	22,334
Thereafter	208,529
Subtotal	542,242
Less interest portion	(119,153)
Total debt balance	$ 423,089